Summary of Significant Accounting Policies - Schedule of Revenue by Major Product Line (Details) - USD ($)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Product Information [Line Items]
Revenue	$ 12,949,345	$ 11,542,292	$ 9,447,334
Wastewater Treatment Revenue [Member]
Product Information [Line Items]
Revenue	4,163,965	2,468,097	2,355,126
River Water Quality Management Revenue [Member]
Product Information [Line Items]
Revenue	6,619,693	6,864,631	4,436,214
Product Sales Revenue [Member]
Product Information [Line Items]
Revenue	2,091,469	2,192,864	2,648,445
Others [Member]
Product Information [Line Items]
Revenue	$ 74,218	$ 16,700	$ 7,549